Supplemental information on statement of cash flows (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Information On Statement Of Cash Flows
Depreciation and depletion of Property, plant and equipment	$ 18,384	$ 14,953	$ 15,306
Amortization of Intangible assets	154	134	104
Capitalized depreciation	(3,214)	(2,438)	(1,965)
Depreciation of right of use - recovery of PIS/COFINS	(177)	(170)	(165)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 15,147	$ 12,479	$ 13,280